THE VICTORY PORTFOLIOS

Balanced Fund Core Bond Fund Diversified Stock Fund Established Value Fund Federal Money Market Fund Financial Reserves Fund Focused Growth Fund

Fund for Income

Government Reserves Fund (formerly,

Gradison Government Reserves Fund)

Institutional Money Market Fund

Investment Grade Convertible Fund

(formerly, Convertible Fund)

National Municipal Bond Fund

Ohio Municipal Bond Fund

Ohio Municipal Money Market Fund Prime Obligations Fund Small Company Opportunity Fund Special Value Fund Stock Index Fund Tax-Free Money Market Fund Value Fund

Supplement dated August 1, 2007 to the

Statement of Additional Information (“SAI”) dated March 1, 2007

The following information amends the SAI and supersedes any information to the contrary therein:

Effective August 1, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, sub-fund accounting agent and transfer agent, is re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A..